Plant and Equipment, Net	12 Months Ended
Jun. 30, 2017
Plant and Equipment, Net [Abstract]
Plant and equipment, net

Note 7 – Plant and equipment, net

Plant and equipment consisted of the following for the years indicated:

	June 30, 2017	June 30, 2016
Building and improvements	$24,238,100	$24,735,204
Machinery and equipment	7,251,048	7,335,708
Machinery and equipment under capital lease	2,057,638	2,099,839
Transportation equipment	779,796	855,598
Transportation equipment under capital lease	2,633,607	2,687,620
Office equipment	109,859	109,993
Construction-in-progress	28,492,251	27,111,181
Subtotal	65,562,299	64,935,143
Less: accumulated depreciation	(9,213,510)	(8,754,140)
Less: impairment reserve for fixed assets & CIP	(49,692,949)	(48,755,558)
Total	$6,655,840	$7,425,445

As of June 30, 2017 and 2016, Yulong Renewable has impairment reserves for its building and improvements, machinery and equipment, transportation equipment and construction-in-progress of and $49,692,949 and $48,755,558, respectively.

Construction-in-progress represents labor costs and materials incurred in connection with the construction of office building, employee facilities, equipment and machinery for Yulong Renewable, office building for Yulong Concrete, and an autoclave for Yulong Bricks. No depreciation is provided for construction-in-progress until it is completed and placed into service. Approximately in the fourth quarter of fiscal year 2016, the central government of the People’s of Republic of China passed Air Pollution Control Act and enforced Air Pollution Control Action Plan. The province of Henan of People’s Republic of China implemented “Province of Henan Blue Sky Action Plan” on various industries such as construction materials, coal mining. Due to the Air Pollution Control Act and Blue Sky Action Plan, Yulong Renewable is required to comply with the new environmental regulations and its construction projects were placed on hold since August 2016. Yulong Renewable CIP primarily included the following projects:

Yulong Renewable commenced a construction of the waste recycling plant and brick production plant in 2015. Total budget for these constructions is approximately $40.4million, of which approximately $8.0 million (RMB 54.4 million) was transferred to fixed assets in the fiscal year ended June 30, 2016. The entity placed the plant construction on hold in August 2016 and accordingly, provided an impairment reserve for the related construction-in-progress amount, $7.8 million (RMB 51.6 million) as of June 30, 2017.

In March 2016, the Company commenced a construction of environmental product testing and solid waste resource utilization center in Zhengzhou, PRC. Total budget for the construction of this center is approximately 44.2 million (RMB 300 million). As of June 30, 2016, the Company has incurred approximately $34.2 million (RMB 231.7 million) in construction-in-progress pertinent to this construction and has paid $33.6 million (RMB 227.7 million) to the contractor. In August 2016, the Company placed this construction project on hold. In July 2017, the Company signed a cancellation agreement with the contractor by which the project prepayment, $15.3 million (RMB 104.5 million) would be refundable by the contractor in five (5) equal installments commencing in July 2017. The first and second installments of approximately $5.9 million were received subsequently in July and October 2017 as per the refund schedule. This amount of $15.3 million was presented as other receivable, non-current, on the consolidated balance sheets. The remaining construction-in-progress balance related to this construction, approximately $18.7 million (RMB126.8 million), was considered suspended and the Company recorded an impairment provision for the entire amount, $18.7 million (RMB 126.8 million).

Additional Yulong Renewable placed other CIP projects on hold in August 2016 and placed an impairment reserve against the related CIP expenditures such as designer’s fee, exploration fee and equipment in a total amount of $0.2 million (RMB 1.56 million).

Construction-in-progress consisted of the following as of June 30, 2017:

Construction-in-progress description	Value	Estimated completion date	Estimated additional cost to complete
Office buildings, staff facilities, equipment and machinery	$7,218	Early 2018	$-
Autoclave installation	$12,601	Early 2018	$-
Total	$19,819		$-

Depreciation expense is $632,319 and $2,114,469 for the years ended June 30, 2017 and 2016, respectively.

Machinery and equipment under capital lease

In March 2014, the Company entered into a lease agreement with a third party to lease an excavator for two years for approximately $134,000 (RMB 908,240). The lease requires a one-time payment of $37,952 and an additional $5,828 as a security deposit paid in March 2014, monthly lease payments of approximately $5,000 from June 2014 to May 2016, with interest rate per annum of 8.8%. The ownership of the trucks will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12). As of June 30, 2017, the outstanding balance of the capital lease obligation is $58,578 (RMB 397,194).

In March 2014, the Company entered into a lease agreement with a third party to lease a loader for eighteen months for approximately $51,000 (RMB 345,780). The lease requires a one-time payment of $17,758 and an additional $5,549 as a security deposit paid in March 2014, monthly lease payments of approximately $3,000 from June 2014 to November 2015, with interest rate per annum of 8.5%. The ownership of the trucks will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12). As of June 30, 2017, the Company paid off the lease and ownership of the machines was transferred to the Company.

In September 2014, the Company entered into a lease agreement with a third party to lease an excavator for two years for approximately $190,000 (RMB 1,285,000). The lease requires a one-time payment of $54,506 and an additional $8,414 as a security deposit paid in October 2014, monthly lease payments of approximately $8,000 from November 2014 to October 2016, with interest rate per annum of 8.7%. The ownership of the excavator will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12). As of June 30, 2017, the outstanding balance of the capital lease obligation is $238,156 (RMB 1,614,841).

In September 2014, the Company entered into a lease agreement with a third party to lease an excavator for two years for approximately $131,000 (RMB 890,000). The lease requires a one-time payment of $37,952 and an additional $5,828 as a security deposit paid in October 2014, monthly lease payments of approximately $5,000 from November 2014 to October 2016, with interest rate per annum of 8.7%. The ownership of the excavator will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12). As of June 30, 2017, the outstanding balance of the capital lease obligation is $164,948 (RMB 1,118,446).

In September 2014, the Company entered into a lease agreement with a third party to lease a loader for eighteen months for approximately $50,000 (RMB 339,000). The lease requires a one-time payment of $17,758 and an additional $5,549 as a security deposit paid in October 2014, monthly lease payments of approximately $3,000 from November 2014 to April 2016, with interest rate per annum of 8.3%. The ownership of the loader will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12). In May 2016, the lessor verbally agreed to extend the due date to October 2016. As of June 30, 2017, the outstanding balance of the capital lease obligation is $79,515 (RMB 539,159).

In September 2014, the Company entered into a lease agreement with a third party to lease a loader for eighteen months for approximately $50,000 (RMB 338,000). The lease requires a one-time payment of $17,706 and an additional $5,533 as a security deposit paid in October 2014, monthly lease payments of approximately $3,000 from November 2014 to April 2016, with interest rate per annum of 8.3%. The ownership of the loader will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12). As of June 30, 2017, the outstanding balance of the capital lease obligation is $79,280 (RMB 537,566).

In September 2014, the Company entered into a lease agreement with a third party to lease a loader for eighteen months for approximately $50,000 (RMB 338,000). The lease requires a one-time payment of $17,706 and an additional $5,533 as a security deposit paid in October 2014, monthly lease payments of approximately $3,000 from November 2014 to April 2016, with interest rate per annum of 8.3%. The ownership of the loader will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12). As of June 30, 2017, the outstanding balance of the capital lease obligation is $79,280 (RMB 537,566).

In June 2015, the Company entered into a lease agreement with a third party to lease a loader for eighteen months for approximately $49,000 (RMB 330,000). The lease requires a one-time payment of $15,893 which includes $4,967 as a security deposit paid in June 2015, monthly lease payments of approximately $2,359 from August 2015 to January 2017, with interest rate per annum of 9.525%. The ownership of the loader will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12).

In June 2015, the Company entered into a lease agreement with a third party to lease a loader for eighteen months for approximately $50,000 (RMB 336,600). The lease requires a down payment of $16,182 which includes $5,056 as a security deposit paid in June 2015, monthly lease payments of approximately $2,401 from August 2015 to Jan 2017, with interest rate per annum of 9.525%. The ownership of the loader will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12).

In June 2015, the Company entered into a lease agreement with a third party to lease a digging machine for eighteen months for approximately $134,000 (RMB 908,240). The lease requires a down payment of $34,893 which includes $5,358 security deposit paid in June 2015, monthly lease payments of approximately $4,886 from August 2015 to July 2017, with interest rate per annum of 9.6%. The ownership of the loader will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12).

In June 2015, the Company entered into a lease agreement with a third party to lease a digging machine for eighteen months for approximately $134,000 (RMB 908,240). The lease requires a one-time down payment of $34,893 which includes 5,358 security deposit paid in June 2015, monthly lease payments of approximately $4,886 from August 2015 to July 2017, with interest rate per annum of 9.6%. The ownership of the loader will transfer to the Company if there is no default of the lease payments at the end of the lease term (see Note 12).

Transportation equipment under capital leases

In October 2012, the Company entered into a lease agreement with a third party to lease ten waste hauling trucks for two years for approximately of $607,000 (RMB 4,114,208), including $46,899 (RMB 318,000) as security deposits and $61,204 (RMB 415,000) for insurance. The lease also requires a one-time payment of $163,701 in April 2013 and monthly lease payments of approximately $24,000 originally from June 2013 to May 2015, with interest rate at 18.2% per annum. The ownership of the trucks has been transferred to the Company with an attached lien that will be removed if there is no default of the lease payments at the end of the extended lease term (see Note 12). As of June 30, 2017, the Company paid off the lease and ownership of the machines was transferred to the Company. The Company placed these machines into service in June 2013, and they have accordingly been capitalized.

In November 2012, the Company entered into another lease agreement with a third party to lease ten waste hauling trucks for two years for approximately of $594,000 (RMB 4,027,225), including $46,899 (RMB 318,000) as security deposits and $51,323 (RMB 348,000) for insurance. The lease also requires a one-time payment of $163,704 on April 30, 2013, monthly lease payments of approximately $32,000 from July 2013 to June 2014, and monthly lease payments of approximately $16,000 originally from July 2014 to June 2015, with interest rate at 16.8% per annum. The ownership of the trucks has been transfer to the Company with an attached lien that will be removed if there is no default of the lease payments at the end of the extended lease term (see Note 12). As of June 30, 2017, the amount outstanding was $119,906 (RMB 813,035).

In January 2014, the Company entered into a memorandum of understanding to lease 100 waste hauling trucks with a third party for approximately $62,000 (RMB 418,000) per truck. In July 2014, the Company entered into a binding agreement with the same party to lease the first 30 trucks for two years for approximately $1,639,235 (RMB 11,115,000), or approximately $54,641 (RMB 370,500) per truck. The lease also requires a one-time payment of $345,102 (RMB 2,340,000) as security deposit paid in July 2014 and monthly lease payments of approximately $89,000 from August 2014 to July 2016, with interest rate at 15.6% per annum. The Company has an option to purchase the vehicles for $491 if there is no default of the lease payments at the end of the lease term (see Note 12). As of June 30, 2017, 30 trucks have been leased.

The Company recognized approximately $76,854 and $123,478 of interest expense related to the above capital lease equipment for the years ended June 30, 2017 and 2016, respectively.

The Company recognized approximately $238,213 and $762,560 of depreciation expense related to the above capital lease equipment for the years ended June 30, 2017 and 2016, respectively.

The carrying value of leased assets under capital leases consists of the following for the years indicated:

	June 30, 2017	June 30, 2016
Machinery and equipment	$2,057,638	$2,099,839
Transportation equipment	2,633,607	2,687,620
Subtotal	4,691,245	4,787,459
Less: accumulated depreciation	(1,657,610)	(1,691,606)
Less: impairment provision	(3,033,635)	(3,095,853)
Total	$-	$-